Cover Page Document	Dec. 18, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Dec. 18, 2019
Entity Registrant Name	RealPage, Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34846
Entity Tax Identification Number	75-2788861
Entity Address, Address Line One	2201 Lakeside Boulevard
Entity Address, City or Town	Richardson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75082-4305
City Area Code	972
Local Phone Number	820-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	RP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001286225
Amendment Flag	true
Amendment Description	Amendment being filed to amend the Original 8-K filing from 12/18/2019 in order to provide the required financial statements and pro forma financial information described in Item 9.01.